Condensed Financial Information of AMERCO, Balance Sheet (Table Text Block)	12 Months Ended
Mar. 31, 2013
Table Text Block [Abstract]
Condensed Financial Information of AMERCO, Balance Sheet
SCHEDULE I
CONDENSED FINANCIAL INFORMATION OF AMERCO
BALANCE SHEETS

	March 31,
	2013	2012
	(In thousands)
ASSETS
Cash and cash equivalents	$327,119	$201,502
Investment in subsidiaries	240,080	8,168
Related party assets	1,032,124	1,201,385
Other assets	43,841	27,030
Total assets	$1,643,164	$1,438,085

LIABILITIES AND STOCKHOLDERS' EQUITY
Liabilities:
Other liabilities	$412,199	$399,867
	412,199	399,867
Stockholders' equity:
Preferred stock	-	-
Common stock	10,497	10,497
Additional paid-in capital	438,378	433,953
Accumulated other comprehensive loss	(22,680)	(45,436)
Retained earnings:
Beginning of period	1,316,854	1,139,792
Adjustment to initially apply ASU 2010-26	(1,721)	-
Net earnings	264,708	205,695
Excess of redemption value over carrying value of preferred shares redeemed	-	(5,908)
Dividends	(97,421)	(22,725)
End of period	1,482,420	1,316,854

Cost of common shares in treasury	(525,653)	(525,653)
Cost of preferred shares in treasury	(151,997)	(151,997)
Total stockholders' equity	1,230,965	1,038,218
Total liabilities and stockholders' equity	$1,643,164	$1,438,085

The accompanying notes are an integral part of these condensed consolidated financial statements.